UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
Unaudited Interim Consolidated Financial Statements [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 2:-	UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2013, consolidated results of operations and consolidated cash flows for the six months ended June 30, 2013 and 2012, have been included.

The balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements of the Company at that date but does not include all of information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The accompanying unaudited interim financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission ("SEC") on April 22, 2013. Results for the six months ended June 30, 2013, are not necessarily indicative of the results that may be expected for the year to end on December 31, 2013.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars.